TECHNOLOGY AND OTHER ASSETS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 5,580,704			$ 5,580,704
Amortization of Intangible Assets	69,314	$ 71,053	$ 278,997	323,905
Intangible Assets, Net (Excluding Goodwill)	$ 4,358,408		4,427,722	$ 4,706,719
Patents and exclusive License Agreement [Member]
Finite-Lived Intangible Asset, Useful Life	9 years 8 months 27 days			9 years 8 months 26 days
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 1,306,031			$ 1,306,031
Amortization of Intangible Assets	33,522		134,126	134,126
Intangible Assets, Net (Excluding Goodwill)	877,918		911,440	$ 1,045,530
Trademark [Member]
Finite Lived Intangible Asset Useful Life Description				Indefinite
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	2,505,907			$ 2,505,907
Amortization of Intangible Assets	0		0	0
Intangible Assets, Net (Excluding Goodwill)	$ 2,505,907		2,505,907	$ 2,505,907
Customer relationships [Member]
Finite-Lived Intangible Asset, Useful Life	10 years			10 years
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 1,431,680			$ 1,431,680
Amortization of Intangible Assets	35,792		143,206	143,206
Intangible Assets, Net (Excluding Goodwill)	$ 974,583		1,010,375	$ 1,153,543
Non compete agreement [Member]
Finite-Lived Intangible Asset, Useful Life	2 years			2 years
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 61,366			$ 61,366
Amortization of Intangible Assets	0		1,739	30,709
Intangible Assets, Net (Excluding Goodwill)	$ 0		0	$ 1,739
Assembled Workforce [Member]
Finite-Lived Intangible Asset, Useful Life	1 year			1 year
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 275,720			$ 275,720
Amortization of Intangible Assets	0		0	15,864
Intangible Assets, Net (Excluding Goodwill)	$ 0		$ 0	$ 0